Accrued liabilities	12 Months Ended
Mar. 31, 2015
Accrued liabilities
Accrued liabilities

9. Accrued liabilities

Accrued liabilities consist of the following as of March 31:

	2015	2014
Compensations and salaries	$16,914	$14,191
Other	2,946	1,169

Total	$19,860	$15,360